Document And Entity Information	Nov. 09, 2020
Document Information Line Items
Entity Registrant Name	TATTOOED CHEF, INC.
Trading Symbol	TTCF
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001741231
Document Period End Date	Nov. 09, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38615
Entity Tax Identification Number	82-5457906
Entity Address, Address Line One	6305 Alondra Boulevard
Entity Address, City or Town	Paramount
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90723
City Area Code	(562)
Local Phone Number	602-0822
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common stock, par value $0.0001 per share